Commitments and Contingencies - Additional information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended			12 Months Ended
	Apr. 30, 2011	May 31, 2009	Sep. 30, 2008	Dec. 31, 2012	Dec. 31, 2011 T	Dec. 31, 2010	Dec. 31, 2009
Commitments And Contingencies [Line Items]
Total Group's contractual commitments to acquire property, plant and equipment				$ 1,428,520
Total amount of remaining commitments under the construction contracts				844,910
Minimum lease payment, 2013				3,960
Minimum lease payment, 2014				3,960
Minimum lease payment, 2015				3,960
Minimum lease payment, 2016				2,640
Obligations to third parties				2,068
Environmental expenses				8,992
Description of transfer pricing related to domestic transactions				For domestic transactions the transfer pricing rules apply only if the amount of all transaction with related party exceeds 3 billion Russian rubles in 2012
Accrued Financial liabilities				20,000
Price per tonne of additional coal reserves and resources					3.04
Additional coal resources identified					54,800,000
Contingent liability				25,665	23,759	21,999	20,369
Accrual of tax claims other than income tax				39,274	12,179
Maximum amount of contractual obligations claim		67,046
Mountain State claims damages			4,500
Actual amount of claims for a failure to fulfill obligations	5,363
Interest of amount claimed	5.00%
Russia [Member]
Commitments And Contingencies [Line Items]
Tax declarations inspections period				3 years
Minimum [Member]
Commitments And Contingencies [Line Items]
Settlement of litigation, claims				500
Maximum [Member]
Commitments And Contingencies [Line Items]
Settlement of litigation, claims				$ 1,000